Finance Income and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Finance income
Interest	$ 10.0	$ 2.8	$ 20.5	$ 3.5
Finance income	10.0	2.8	20.5	3.5
Finance expenses
Standby charges	0.6	0.5	1.2	1.1
Amortization of debt issue costs	0.1	0.3	0.2	0.6
Finance expenses	$ 0.7	$ 0.8	$ 1.4	$ 1.7